Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 248,014		$ 194,683	[1],[2]	$ 162,218	[1],[2]
Adjustments to reconcile net income to net cash provided by operating activities
Bad debt provision	1,897
Depreciation	11,140		7,831	[1]	3,770	[1]
Amortization of intangible assets	17,652		1,396	[1]	359	[1]
Impairment loss of goodwill and impairment of acquired intangibles via acquisition of businesses	5,420
Impairment loss of other intangible assets	1,104		2,949	[1]
Share-based compensation allocated from Sohu	570		1,069	[1]	354	[1]
Share-based compensation expense	5,547		8,493	[1]	13,143	[1]
Loss from equity investments	994		1,771	[1]
Disposal loss of fixed assets and intangible assets	596		70	[1]	5	[1]
Deferred tax assets	(1,154)		(1,039)	[1]	(1,262)	[1]
Deferred tax liabilities	(308)		(12)	[1]
Others	822
Changes in current assets and liabilities, net of acquisition:
Accounts receivable, net	(2,355)		1,365	[1]	(3,642)	[1]
Prepaid and other current assets	7,794		(6,372)	[1]	16,066	[1]
Due from Sohu	(47,492)		(39,720)	[1]	(20,053)	[1]
Other assets, net	(772)		(159)	[1]
Accounts payable	(615)		4,110	[1]	369	[1]
Receipts in advance and deferred revenue	14,931		4,349	[1]	7,928	[1]
Due to Sohu	15,053		15,946	[1]	4,060	[1]
Accrued salary and benefits	4,233		3,168	[1]	(513)	[1]
Accrued liabilities to suppliers	(2,047)		(1,154)	[1]	3,678	[1]
Tax payables	(1,570)		7,074	[1]	(663)	[1]
Other accrued liabilities	(2,852)		1,441	[1]	1,993	[1]
Net cash provided by operating activities	276,602		207,259	[1]	187,810	[1]
Cash flows from investing activities:
Purchase of fixed assets	(20,620)		(10,119)	[1]	(43,232)	[1]
Purchase of intangible assets and other assets	(16,857)		(6,632)	[1]	(2,616)	[1]
Prepayment for an office building	(62,848)		(58,146)	[1]
Cash paid for business acquisition, net of cash acquired	(216,611)		(2,652)	[1]
Shareholder loan to an investee			(4,859)	[1]
Investment in equity investees	(350)		(5,300)	[1]
Purchase of short-term investments	(41,897)
Proceeds from maturities of short-term investments	42,534
Net cash used in investing activities	(316,649)		(87,708)	[1]	(45,848)	[1]
Cash flows from financing activities:
Repayment of short-term loan from Sohu or third parties			(3,001)	[1]	(8,450)	[1]
Issuance of ordinary shares					55,845	[1]
Dividend paid to Sohu					(96,800)	[1]
Other proceeds relating to financing activities					1,087	[1]
Other cash payments relating to financing activities					(1,574)	[1]
Net cash used in financing activities			(3,001)	[1]	(49,892)	[1]
Effect of exchange rate changes on cash and cash equivalents	19,431		7,527	[1]	389	[1]
Net increase (decrease) in cash and cash equivalents	(20,616)		124,077	[1]	92,459	[1]
Cash and cash equivalents, beginning of year	351,027	[1],[2]	226,950	[1]	134,491	[1]
Cash and cash equivalents, end of year	330,411		351,027	[1],[2]	226,950	[1]
Supplemental disclosures of cash flow
Cash paid for income taxes	(38,116)		(28,536)	[1]	(26,046)	[1]
Cash paid for interest expense			(39)	[1]	(410)	[1]
Supplemental schedule of non-cash investing activity
Consideration payable for business acquisition	29,810		2,000	[1]
Notes payable to Sohu	16,007
Supplemental schedule of non-cash financing activity
Deemed dividend to Sohu related to the 17173 Business	$ 41,705	[3]	$ 23,443	[1],[4]	$ 18,225	[1],[4]

[1]	The above consolidated financial statements have been prepared as if the 17173 Business recently acquired from Sohu had been owned and operated by the Group throughout the periods presented in accordance with ASC subtopic 805-50. Please see note 6 - "BUSINESS COMBINATIONS—Acquisition of the 17173 Business".
[2]	The above consolidated financial statements have been prepared as if the 17173 Business recently acquired from Sohu had been owned and operated by the Group throughout the periods presented in accordance with ASC subtopic 805-50. Please see note 6—"BUSINESS COMBINATIONS -Acquisition of the 17173 Business".
[3]	The Group only acquired from Sohu certain assets and business operations associated with the 17173 Business. The remaining current assets and liabilities as of December 15, 2011 will not be transferred to the Group. Therefore these assets and liabilities will be accounted for as a deemed dividend distribution to Sohu.
[4]	The 17173 Business's cash collected from services provided was centrally managed by Sohu, and was used to pay those expenses incurred on behalf of the 17173 Business. The 17173 Business's cash is also considered to be paid or charged to the cash balance centrally managed by Sohu. Sohu did not repay the remaining cash balance to the 17173 Business, and therefore it was accounted for as a deemed dividend distribution to Sohu as of each period end.